Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	$ 1,046
Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(15)
Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(58)
Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(19)
Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	950	$ 848
Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2,524
Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	216
Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,718
Exchange Rate Cross Currency Swap [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(746)
Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	87,651
Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	6,088
Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	3
Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2,554
Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2
Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,925
Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(92,470)
Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(18)
Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5,136)
Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(21)
Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(3,863)
Probable Scenario [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	14
Probable Scenario [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	16	6
Probable Scenario [member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(9)
Probable Scenario [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(2)
Probable Scenario [member] | Exchange Rate Cross Currency Swap [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(9)
Probable Scenario [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,072
Probable Scenario [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	74
Probable Scenario [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(9)
Probable Scenario [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(2)
Probable Scenario [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,130)
Probable Scenario [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	19
Probable Scenario [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	5
Probable Stressed Scenario Of Twenty Five Percentage [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	309
Probable Stressed Scenario Of Twenty Five Percentage [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(14)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(2)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	285	210
Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	631
Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	54
Probable Stressed Scenario Of Twenty Five Percentage [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	429
Probable Stressed Scenario Of Twenty Five Percentage [member] | Exchange Rate Cross Currency Swap [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(187)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	21,913
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,522
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	639
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	481
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(23,094)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,284)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(966)
Probable Stressed Scenario of Fifty Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	618
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(7)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(29)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(2)
Probable Stressed Scenario of Fifty Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	570	$ 422
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,262
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	108
Probable Stressed Scenario of Fifty Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	859
Probable Stressed Scenario of Fifty Percentage [Member] | Exchange Rate Cross Currency Swap [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(373)
Probable Stressed Scenario of Fifty Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	43,826
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	3,044
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,277
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	963
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(46,188)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(9)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(2,568)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(11)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	$ (1,932)